INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS [Abstract]
Schedule of Investment at Fair Value Through Profit or Loss
a)    Investments at fair value through profit or loss consist of the following:

	2025	2024
	S/(000)	S/(000)

Government bonds (i)	1,940,978	1,685,543
Investment funds (ii)	1,498,168	1,401,956
Mutual funds (iii)	704,936	622,157
Restricted mutual funds (iv)	336,159	307,225
Participation in RAL funds (v)	125,393	432,503
Corporate bonds (vi)	87,644	75,601
Shares	84,806	71,425
Bonds from financial organizations	61,066	22,081
Subordinated bonds	35,678	24,587
ETF (Exchange - Traded Fund)	34,097	39,309
Central Bank of Chile bonds	25,478	11,355
Others	6,259	7,676
Balance before accrued interest	4,940,662	4,701,418
Accrued interest	16,574	13,925
Total	4,957,236	4,715,343
(i)    As of December 31, 2025, and 2024 the balance of these instruments includes the following government treasury bonds:

	2025	2024
	S/(000)	S/(000)

Colombian treasury bonds	1,191,445	1,018,392
Peruvian treasury bonds	626,301	420,019
Chilean treasury bonds	123,232	87,505
United States of America treasury bonds	–	73,338
Mexican treasury bonds	–	43,334
Panama Government bonds	–	42,955
Total	1,940,978	1,685,543
(ii)    As of December 31, 2025, the balance corresponds mainly to investment funds in Peru, the United States of America, Colombia and other countries, which represent 62.4 percent, 21.3 percent, 11.2 percent, and 5.1 percent respectively. As of December 31, 2024, the balance corresponds mainly to investment funds in Peru, the United States of America, Colombia and other countries, which represent 59.6 percent, 27.5 percent, 9.5 percent and 3.4 percent respectively.
(iii)    As of December 31, 2025, the balance corresponds to mutual funds from Bolivia, Chile, Ireland, Luxembourg and other countries, which represent 43.2 percent, 27.9 percent, 11.3 percent, 11.1 percent, and 6.5 percent of the total, respectively. As of December 31, 2024, the balance corresponds to mutual funds from Bolivia, Ireland, Luxembourg and other countries, which represent 63.3 percent, 12.5 percent, 12.5 percent and 11.7 percent of the total, respectively.
(iv)    The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.
(v)    As of December 31, 2025, these funds are approximately Bs303.1 million, equivalent to S/121.1 million and US$1.3 million, equivalent to S/4.3 million. As of December 31, 2024, these funds are approximately Bs725.5 million, equivalent to S/398.1 million and US$9.1 million, equivalent to S/34.4 million; and include the investments made by the Group in the Central Bank of Bolivia as guarantee for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.
(vi)    As of December 31, 2025, this balance corresponds to corporate bonds from Colombia, Peru, Chile, Brazil, the United States of America and other countries, representing 40.6, percent, 21.2 percent, 9.8 percent, 8.0 percent, 5.6 percent and 14.8 percent of the total, respectively. As of December 31, 2024, the balance corresponds to corporate bonds from Peru, Chile, Colombia, Brazil and other countries, representing 30.6 percent, 23.9 percent, 15.7 percent, 11.7 percent and 18.1 percent of the total, respectively.

Schedule of Investments at Fair Value through Other Comprehensive Income	Investments at fair value through other comprehensive income consist of the following:

	2025				2024
		Unrealized gross amount				Unrealized gross amount
	Cost	Profits	Losses	Estimated fair value	Cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Debts instruments:

Corporate bonds (i)	13,253,965	350,709	(384,360)	13,220,314	14,481,834	159,106	(535,597)	14,105,343
Government bonds (ii)	11,534,879	884,414	(23,135)	12,396,158	12,112,328	231,115	(96,788)	12,246,655
Certificates of deposit BCRP (iii)	10,883,913	1,263	(1,146)	10,884,030	11,431,599	4,542	(384)	11,435,757
Securitization instruments (iv)	983,540	34,755	(21,965)	996,330	735,673	15,414	(41,592)	709,495
Negotiable certificates of deposit (v)	231,724	2,408	(2,862)	231,270	416,236	5,247	(3,676)	417,807
Subordinated bonds	189,880	5,439	(2,501)	192,818	171,618	2,329	(5,482)	168,465
Others	461,555	3,516	(2,634)	462,437	367,348	1,231	(2,023)	366,556
	37,539,456	1,282,504	(438,603)	38,383,357	39,716,636	418,984	(685,542)	39,450,078
Equity instruments designated at the initial recognition

Shares issued by:
Inversiones Centenario	112,647	–	(34,753)	77,894	112,647	–	(8,488)	104,159
Corporación Andina de Fomento	4,441	210	–	4,651	4,441	873	–	5,314
Holding Bursatil Chilena S.A.	2	–	–	2	13,232	1,738	–	14,970
Holding Bursatil Regional S.A.	–	–	–	–	20,599	–	(6,023)	14,576
Pagos Digitales Peruanos S.A.	5,611	–	(5,611)	–	5,611	–	(5,611)	–
Others	5,677	4,465	(2,368)	7,774	8,095	2,733	(2,583)	8,245
	128,378	4,675	(42,732)	90,321	164,625	5,344	(22,705)	147,264

Balance before accrued interest	37,667,834	1,287,179	(481,335)	38,473,678	39,881,261	424,328	(708,247)	39,597,342
Accrued interest				560,371				545,296
Total				39,034,049				40,142,638

Schedule of Maturities and Annual Market Rates of Debts Instruments Investments
The maturities and annual market rates of investments at fair value through other comprehensive income as of 2025 and 2024, are as follows:

	Maturities		Annual market rate of return
	2025	2024	2025						2024
			S/		US$		Other currencies		S/		US$		Other currencies
			Min	Max	Min	Max	Min	Max	Min	Max	Min	Max	Min	Max
			%	%	%	%	%	%	%	%	%	%	%	%

Corporate bonds	Jan-2026 / Nov-2095	Jan-2025 / Nov-2095	2.47	10.80	2.64	11.78	2.94	7.50	3.14	16.62	3.90	44.18	2.28	7.50
Government bonds	Jan-2026 / Jan-2062	Jan-2025 / Dec-2055	2.09	6.57	4.33	8.90	4.19	4.19	2.83	7.08	2.97	9.95	4.19	4.19
Certificates of deposit BCRP	Jan-2026 / Jul-2027	Jan-2025 / Jun-2026	3.96	4.21	–	–	–	–	4.24	4.93	–	–	–	–
Securitization instruments	Nov-2026 / Jun-2050	Sep-2025 / Oct-2049	3.67	22.73	3.76	11.42	–	–	3.99	20.86	5.17	23.94	5.80	6.00
Negotiable certificates of deposits	Jan-2026 / Aug-2037	Feb-2025 / Nov-2037	–	–	–	–	0.53	6.64	–	–	–	–	0.53	6.10
Subordinated bonds	May-2026 / Jun-2055	Apr-2025 / Jun-2055	3.73	8.52	3.08	7.78	–	–	3.81	8.03	2.28	8.05	–	–
Others	Jan-2026 / Feb-2035	Apr-2025 / Feb-2035	2.55	4.56	–	–	0.91	9.59	2.55	3.42	7.50	7.67	0.90	4.25

Schedule of Government Bonds	As of December 31, 2025 and December 31, 2024, the balance includes the following government treasury bonds:

	2025	2024
	S/(000)	S/(000)

Peruvian Government bonds	11,225,526	10,387,634
Colombian Government bonds	392,458	341,299
United States of America Government bonds	342,688	1,279,202
Panama Government bonds	194,799	108,069
Mexican Government bonds	73,441	7,089
Chilean Government bonds	73,059	79,282
Brazilian Government bonds	53,230	3,598
Philippine Government bonds	10,589	5,822
Qatari Government bonds	10,362	11,653
Others	20,006	23,007
Total	12,396,158	12,246,655

Schedule of Securitization Instruments	As of December 31, 2025 and 2024, the balance of securitization instruments includes the following:

	2025	2024
	S/(000)	S/(000)

Inmuebles Panamericana S.A.	151,944	149,074
Mall Aventura S.A.	95,594	–
Colegios Peruanos S.A.	84,583	81,291
ATN S.A.	77,547	77,244
Inretail Shopping Malls	73,208	–
Centro Comercial Plaza Norte S.A.C.	65,419	25,241
Multimercados Zonales S.A.C.	55,708	54,374
Aeropuertos del Perú S.A.	46,651	14,058
Centro Comercial Mall del Sur S.A.C.	42,975	25,215
Universidad Peruana Cayetano Heredia	37,314	–
Costa del Sol S.A.	35,772	35,483
Asociación Civil San Juan Bautista	34,310	22,327
Inmobiliaria Terrano S.A. y Operadora Portuaria S.A.	34,244	40,125
Nessus Hoteles Perú S.A.	31,635	36,629
Concesionaria La Chira S.A.	26,210	26,279
Red Eléctrica del Sur S.A. y Transmisora Eléctrica del Sur S.A.	23,027	21,748
Ferreyros S.A.	21,846	23,784
Compañía de Turismo La Paz S.A.C.	–	19,780
Other minors	58,343	56,843
Total	996,330	709,495

Schedule of Amortized Cost of Investments	Amortized cost investments consist of the following:

	2025
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian Government bonds (i)	8,049,799	7,965,134
Corporate bonds (i)	404,338	408,397
Bonds from financial organizations (i)	66,520	66,995
Other government bonds (i)	57,218	57,098
Subordinated bonds (i)	28,175	28,304
Securitization instruments	11,812	12,182
Negotiable certificates of deposits	3,905	3,917
Certificates of payment on work progress (CRPAO)	2,108	2,105
	8,623,875	8,544,132
Accrued interest	189,782	189,782
Total investments at amortized cost, net	8,813,657	8,733,914

	2024
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian Government Bonds (i)	8,085,248	7,558,307
Corporate bonds (i)	534,396	536,321
Bonds from financial organizations (i)	48,090	48,307
Subordinated bonds (i)	44,763	45,148
Other government bonds (i)	29,074	29,185
Negotiable certificates of deposits	23,889	23,904
Certificates of payment on work progress (CRPAO)	8,321	8,270
	8,773,781	8,249,442
Accrued interest	194,096	194,096
Total investments at amortized cost, net	8,967,877	8,443,538
The expected loss of investments at amortized cost as of December 31, 2025 and 2024 is S/2.1 million and S/2.9 million, respectively.
(i)    As of December 31, 2025, these bonds have maturities between January 2026 and February 2042; with annual market rates between 4.13 percent and 6.55 percent annually for bonds issued in soles, between 3.88 percent and 8.87 percent for bonds issued in US Dollars, and between 4.78 percent and 9.60 percent annually for bonds issued in other currencies. As of December 31, 2024, they have maturities between January 2025 and February 2042; with annual market rates between 4.40 percent and 7.02 percent annually for bonds issued in soles, between 4.32 percent and 15.39 percent for bonds issued in US Dollars, and between 5.30 percent and 10.40 percent annually for bonds issued in other currencies.
Likewise, Credicorp Management has determined that as of December 31, 2025, the difference between amortized cost and the fair value of these investments is temporary in nature and Credicorp has the intention and ability to hold each of these investments until its maturity.
As of December 31, 2025, the Group maintains repurchase agreement transactions related to investments measured at amortized cost, with an estimated fair value of S/323.5 million. As of December 31, 2024, such repurchase agreement transactions amounted to an estimated fair value of S/1,063.4 million. See Note 5(c).
Schedule of Balance of Investments Classified by Maturity	The table below shows the balance of investments classified by maturity, without consider accrued interest or provision for credit loss:

	2025
	At fair value through other comprehensive income	Amortized cost
	S/(000)	S/(000)

Up to 3 months	6,033,742	39,815
From 3 months to 1 year	6,815,415	270,064
From 1 to 3 years	3,139,798	1,413,293
From 3 to 5 years	2,749,017	1,017,231
More than 5 years	19,642,799	5,883,472
Without maturity	92,907	–
Total	38,473,678	8,623,875

	2024
	At fair value through other comprehensive income	Amortized cost
	S/(000)	S/(000)

Up to 3 months	4,631,496	161,924
From 3 months to 1 year	8,960,899	196,986
From 1 to 3 years	5,259,160	642,039
From 3 to 5 years	5,176,129	2,211,166
More than 5 years	15,422,394	5,561,666
Without maturity	147,264	–
Total	39,597,342	8,773,781